Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued expenses and other current liabilities
Deposits from service providers		¥ 38,320	¥ 32,618
Payroll and welfare benefits accruals		29,941	29,488
Server custody and bandwidth fee accruals		11,530	12,007
Professional fees payable		7,861	5,397
Rentals		4,257	4,928
Payables related to employee share options exercise		340	6,886
Others		13,706	10,918
Total	$ 15,261	¥ 105,955	¥ 102,242